INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2017	2016	2015
Current expense
Federal	$22,599	$40,537	$31,428
State	1,265	1,322	250
Total current expense	23,864	41,859	31,678
Deferred (benefit) expense
Federal	(4,657)	528	3,980
State	169	(182)	212
Total deferred (benefit) expense	(4,488)	346	4,192
Income tax expense	$19,376	$42,205	$35,870

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2017	2016	2015
Income taxes computed at federal statutory rate (35%) on income before income taxes	$40,657	$45,756	$38,827
Benefit from tax-exempt income	(3,427)	(2,911)	(2,815)
Tax credits	(16,806)	(2,691)	(1,388)
Tax rate reduction impact	(8,191)	0	0
Basis reduction on historic tax credit	4,599	0	0
Tax benefit of equity compensation	(1,449)	(72)	(35)
State income taxes, net of federal tax benefit	932	741	301
Affordable housing investments	2,798	1,923	455
Other	263	(541)	525
Income tax expense	$19,376	$42,205	$35,870

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. As a result, First Financial revalued its deferred tax assets and liabilities as well as its investments in affordable housing projects utilizing a 21% federal rate compared to a 35% rate in prior periods. As a result, the Company recorded an $8.2 million tax benefit in 2017.

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2017, and 2016, were as follows:

(Dollars in thousands)	2017	2016
Deferred tax assets
Allowance for loan and lease losses	$12,134	$20,955
Deferred compensation	384	627
Postretirement benefits other than pension liability	564	925
Accrued stock-based compensation	932	1,094
Other real estate owned write-downs	97	888
Interest on nonaccrual loans	616	844
Accrued expenses	3,051	5,081
Net unrealized losses on investment securities and derivatives	249	3,141
Other	708	453
Total deferred tax assets	18,735	34,008

Deferred tax liabilities
Tax depreciation greater than book depreciation	(2,510)	(5,166)
FHLB and FRB stock	(3,384)	(5,535)
Mortgage-servicing rights	(343)	(530)
Leasing activities	(2,792)	(4,933)
Prepaid pension	(8,888)	(12,539)
Intangible assets	(11,559)	(16,611)
Deferred loan fees and costs	(371)	(1,238)
Prepaid expenses	(210)	(348)
Partnership investments	(1,230)	(1,218)
Fair value adjustments on acquisitions	0	(1,404)
Other	(2,415)	(852)
Total deferred tax liabilities	(33,702)	(50,374)
Total net deferred tax liability	$(14,967)	$(16,366)

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods, the reversal of deferred tax liabilities during the same period and the ability to carryback any losses. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was required at December 31, 2017 and 2016.

Unrecognized tax benefits

At December 31, 2017 and 2016, First Financial had $2.9 million and $2.4 million of unrecognized tax benefits, as determined in FASB ASC Topic 740-10, Income Taxes, that, if recognized, would favorably affect the effective income tax rate in future periods. A progression of unrecognized tax benefits as of December 31, 2017 and 2016 is as follows:

(Dollars in thousands)	2017	2016
Balance at beginning of year	$3,735	$0
Additions for tax positions of prior years	0	3,735
Balance at end of year	$3,735	$3,735

The unrecognized tax benefits relate to state income tax exposures where First Financial believes it is likely that, upon examination, a state may take a position contrary to the position taken by the Company. The Company believes that resolution regarding our uncertain tax positions is reasonably possible within the next twelve months and could result in full, partial or no recognition of the benefit.

First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2017 and 2016, the Company had no interest or penalties recorded.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2014 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2014 through 2016 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2011. Tax years 2011 through 2016 remain open to state and local examination by various other jurisdictions.